Investments	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments
Investments
We have made strategic investments in certain companies that are accounted for using the equity or cost method of accounting. The method of accounting for an investment depends on the level of influence. We monitor changes in circumstances that may require a reassessment of the level of influence. We periodically review the carrying value of these investments for impairment, considering factors such as the most recent stock transactions and book values from the recent financial statements. The fair value of cost and equity-method investments is estimated when there are identified events or changes in circumstances that may have an impact on the fair value of the investment. A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2015	2014	2015	2014	2013
PreAnalytiX GmbH	50.00%	$10,627	$18,954	$1,878	$3,557	$2,044
Biotype Innovation GmbH	24.90%	3,775	—	(595)	—	—
Pyrobett	19.00%	2,111	2,711	(600)	(539)	(265)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	30.00%	203	216	(107)	(409)	(112)
QIAGEN Finance	100.00%	—	414	85	147	93
QBM Cell Science	19.50%	—	398	—	(2)	(6)
Dx Assays Pte Ltd	33.30%	—	—	—	710	—
		$16,716	$22,693	$661	$3,464	$1,754

We had a 100% interest in QIAGEN Finance (Luxembourg) S.A. (QIAGEN Finance) which was established for the purpose of issuing convertible debt in 2004. The proceeds of the 2004 Notes were loaned to subsidiaries within the consolidated QIAGEN N.V. group. QIAGEN N.V. had guaranteed the 2004 Notes, and had agreements with QIAGEN Finance to issue common shares to the investors in the event of conversion of the 2004 Notes. QIAGEN Finance was a variable interest entity. We did not hold any variable interests in QIAGEN Finance, and we were not the primary beneficiary, therefore QIAGEN Finance was not consolidated. Accordingly, the 2004 convertible debt was not included in the consolidated statements of QIAGEN N.V., though QIAGEN N.V. did report the full obligation of the debt through its liabilities to QIAGEN Finance. QIAGEN N.V. accounted for its investment in QIAGEN Finance as an equity investment until the first quarter of 2015 and accordingly recorded 100% of the profit or loss of QIAGEN Finance in the gain or loss from equity method investees. During the first quarter of 2015, we repaid the $250.9 million loan to QIAGEN Finance and repurchased the warrant agreement with QIAGEN Finance.
At December 31, 2015 and 2014, we had a total of cost-method investments in non-publicly traded companies with carrying amounts of $17.2 million and $18.6 million, respectively, which are included in other long-term assets in the consolidated balance sheets. The fair-value of these cost-method investments are not estimated unless there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. During the years ended December 31, 2015, and 2014, we made cost-method investments totaling $4.4 million, and $9.4 million, respectively. In 2015, we recorded impairments to cost method investments of $2.2 million in other income (expense), net. In 2014, we recorded total impairments to a cost method investment of $6.0 million, of which $4.8 million was recorded in other income (expense), net and $1.2 million was recorded in research and development expense. In the first quarter of 2016 we entered into a short-term agreement with one of the cost-method investees where they may receive up to $0.6 million.
During 2015, our former cost-method investment in Curetis AG was reclassified as a long-term marketable security upon the completed IPO of its Dutch holding company, Curetis N.V. At December 31, 2015, we held 320,712 shares with a fair market value of $3.5 million and a cost of $2.3 million. We are restricted from selling our shares until May 2016. Long-term marketable securities are included in other long-term assets in the accompanying consolidated balance sheets.